Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property, Plant and Equipment, Useful Life [Table Text Block]

Years
Machinery and equipment	3 – 7
Buildings	5 – 25
Seismic rental equipment	3 – 5
Leased equipment and other	3 – 10